Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended
	Oct. 31, 2012	Sep. 30, 2012
Subsequent Event [Line Items]
Dividends paid, cash		$ 8,224,000
Weighted average interest spread over	1.55%
Proceeds to repayment of term notes	600,000
Variable funding notes with weighted average interest spread	2.93%
One-year term notes
Subsequent Event [Line Items]
Issuance of term notes	250,000
Three-year term notes
Subsequent Event [Line Items]
Issuance of term notes	450,000
Subsequent Event
Subsequent Event [Line Items]
Dividends paid, cash	$ 3,058,000
Cash dividend per share	$ 0.10
Declaration Date		Oct. 01, 2012